Restricted Stock Award Agreement with David Bikerman (Details) (USD $)	Oct. 31, 2013
Restricted Stock Award Agreement with David Bikerman
Bikerman was granted shares of restricted common stock of the Company	750,000
The Restricted Shares will vest over a three year period at the rate of shares of common stock per quarter	62,500
First of the Restricted Shares vesting on April 30, 2014	$ 187,500
Amount to amortized over the vesting period	56,250
Amount to amortized per quarter which will be included in officer/directors' compensation	4,687.50
Crescendo has agreed to accept restricted shares of common stock of the Company as partial payment of fees owed	42,799
Crescendo has agreed to accept shares of common stock of the Company as partial payment of fees owed	144
Amount paid in satisfaction of the payment for fees owed	$ 3,500